Business Combinations and Asset Acquisitions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred		$ 0	$ 92,195	$ 0
Net income		351,186	403,667	519,890
Revenues		951,797	1,229,336	1,473,699
Business Combination [Line Items]
Net income		351,186	403,667	519,890
Revenues		951,797	1,229,336	1,473,699
Business combination, consideration transferred		$ 0	92,195	0
Entities Under Common Control
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred			(30,825)
Net income			11,700	6,200
Business Combination [Line Items]
Net income			11,700	6,200
Business combination, consideration transferred			(30,825)
Teekay Australia and Management Companies
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred	$ 98,200
Net assets acquired	36,800		36,800
Business Combination [Line Items]
Net assets acquired	36,800		36,800
Business combination, consideration transferred	98,200
Business Combination, Net Consideration Transferred	92,200
Proceeds from Return of Capital	61,400
Teekay Australia
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred	65,000
Business Combination [Line Items]
Business combination, consideration transferred	65,000
Teekay Australia | Working Capital
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred	15,900
Business Combination [Line Items]
Business combination, consideration transferred	15,900
Teekay Management Companies | Working Capital
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Business combination, consideration transferred	17,300
Business Combination [Line Items]
Business combination, consideration transferred	$ 17,300
Entities Under Common Control
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Revenues			123,100	109,200
Business Combination [Line Items]
Revenues			$ 123,100	$ 109,200